RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

22. RELATED-PARTY TRANSACTIONS

        The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the "Securities Act"), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration. Such expenses will be disclosed by the Company as related party transactions in the financial statements relating to the reporting period in which they are incurred.